Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Gross Amount, Risk Management Asset	$ 13	$ 277
Amount Offset, Risk Management Asset	(8)	(114)
Net Amount per Consolidated Financial Statements, Risk Management Asset	5	163
Gross Amount, Risk Management Liabilities	10	117
Amount Offset, Risk Management Liabilities	(8)	(114)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	2	3
Gross Amount, Risk Management Net	3	160
Net Amount per Consolidated Financial Statements, Risk Management Net	$ 3	$ 160